Nature of Operations, Background, and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Nature of Operations, Background, and Basis of Presentation [Abstract]
Nature of Operations, Background, and Basis of Presentation

1.Nature of Operations, Background, and Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2024 (which has been derived from audited financial statements) and the unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and pursuant to the instructions to Form 10-Q and Article 8 of Regulation S-X promulgated by the United States Securities and Exchange Commission (“SEC”). Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a comprehensive presentation of financial position, results of operations, or cash flows.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements were prepared following the same policies and procedures used in the preparation of the audited consolidated financial statements and reflect all adjustments (consisting of normal recurring adjustments) necessary to present fairly the results of operations, financial position, and cash flows of Xcel Brands, Inc. and its subsidiaries (the “Company” or “Xcel”). The results of operations for the interim periods presented herein are not necessarily indicative of the results for the entire fiscal year or for any future interim periods. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, as filed with the SEC on May 28, 2025.

Xcel is a media and consumer products company engaged in the design, licensing, marketing, live streaming, and social commerce sales of branded apparel, footwear, accessories, fine jewelry, home goods and other consumer products, and the acquisition of dynamic consumer lifestyle brands. The Company primarily generates revenue through the licensing of its brands through contractual arrangements with manufacturers and retailers. The Company, through its licensees, distributes through a modern consumer products sales strategy, which includes the promotion and sale of products under its brands through interactive television, digital live-stream shopping, social commerce, brick-and-mortar retailers, and e-commerce channels, to be everywhere its customers shop.

Currently, the Company’s brand portfolio consists of the following:

●the Halston, Judith Ripka, and C Wonder brands, which are wholly owned by Xcel;
●the TowerHill by Christie Brinkley brand, which is a new co-branded collaboration between Xcel and Christie Brinkley that launched in May 2024;
●the LB70 by Lloyd Boston brand, which is a new co-branded collaboration between Xcel and Lloyd Boston that launched in August 2024;
●the Trust, Respect, Love by Cesar Millan brand, which is a new co-branded collaboration between Xcel and Cesar Millan that is planned to launch in the fourth quarter of 2025;
●the Longaberger brand, which Xcel manages through its 50% ownership interest in Longaberger Licensing, LLC; the Company consolidates Longaberger Licensing, LLC and recognizes noncontrolling interest for the remaining ownership interest held by a third party (see Note 2 for additional details);
●GemmaMade, which is a co-branded collaboration between Xcel and baking influencer Gemma Stafford which is planned to launch in the fourth quarter of 2025; and
●Mesa Mia, which is a brand owned by Mexican home influencer Jenny Martinez, and for which Xcel holds the television rights through a long-term license agreement and expects to launch in the fourth quarter of 2025.

Additionally, through October 1, 2025, the Company held a noncontrolling interest in the Isaac Mizrahi brand (see Note 2 and Note 12 for additional details).

The Company also holds a 19% noncontrolling interest in ORME Live, Inc. (“ORME”), a short-form video and social commerce marketplace that launched in April 2024.

Change in Capital Structure

As described more fully in Note 7, effective March 24, 2025, the Company effected a 1-for-10 reverse stock split for all of its issued and outstanding common stock. All share and per share amounts presented in these condensed consolidated financial statements and accompanying notes, including but not limited to shares issued and outstanding, earnings/(loss) per share, and warrants and options, as well as the dollar amounts of common stock and paid-in capital, have been retroactively adjusted for all periods presented in order to reflect this change in capital structure. There were no changes to the total number of authorized common shares or par value per common share as a result of this reverse stock split.

Segment Reporting Information

The Company has a single reportable segment, which generates revenue from the design and licensing of branded apparel, jewelry, and similar consumer products. The Company derives revenue in North America and manages its business activities on a consolidated basis. The accounting policies of the Company’s single reportable segment are the same as those for the Company as a whole.

The Company’s chief operating decision maker, as such term is defined under GAAP, is its Chief Executive Officer. The chief operating decision maker assesses performance for the single reportable segment and decides how to allocate resources based on net income that also is reported on the income statement as consolidated net income. The chief operating decision maker analyzes and reviews business performance based on available sales data from key licensees and quarterly sales and royalty reports provided by its licensees in addition to assessing the overall operating results on a monthly basis. The measure of segment assets is reported on the balance sheet as total consolidated assets, and, as the Company has a single reportable segment, the Company’s resources are applicable to the business as a whole. The Company does not have intra-entity sales or transfers.

Restricted Cash

Restricted cash at September 30, 2025 consisted of $0.7 million of cash deposited as collateral for a standby letter of credit associated with a real estate lease (reflected within other non-current assets in the condensed consolidated balance sheets) and $1.0 million of cash deposited in a bank account to satisfy a liquidity covenant in the Company’s term loan debt agreement (reflected within prepaid expenses and other current assets in the condensed consolidated balance sheets).

Restricted cash at December 31, 2024 consisted of $0.7 million of cash deposited as collateral for a standby letter of credit associated with a real estate lease (reflected within other non-current assets in the condensed consolidated balance sheets).

Going Concern

The unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

As of September 30, 2025, the Company has incurred recurring losses, a history of cash flows used in operating activities, and an accumulated deficit. While the Company has undertaken significant restructuring efforts during 2023 and 2024, and implemented additional measures during 2025 to further optimize its cost structure, management has determined that, absent additional funding, there is substantial doubt about the Company’s ability to meet its financial obligations as they become due within twelve months from the date these financial statements are issued.

In April 2025, the Company restructured its outstanding debt and received net proceeds from financing activities. In August 2025, the Company closed on a public offering and private placement of its common stock, which provided the Company with additional net proceeds. While these transactions have significantly improved the Company’s liquidity position, the proceeds received may still be insufficient to fully address the Company’s liquidity needs.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management intends to continue exploring strategic financing alternatives and operational efficiencies to improve liquidity. The unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Recently Issued Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” This ASU requires disclosure of additional categories of information about federal, state, and foreign income taxes in the rate reconciliation table and requires entities to provide more details about the reconciling items in some categories if items meet a quantitative threshold. The ASU also requires entities to disclose income taxes paid, net of refunds, disaggregated by federal (national), state, and foreign taxes for annual periods and to disaggregate the information by jurisdiction based on a quantitative threshold. The guidance makes several other changes to the disclosure requirements. The ASU is required to be applied prospectively, with the option to apply it retrospectively, and is effective for fiscal years beginning after December 15, 2024. The required disclosures will be included in the Company’s Form 10-K for the year ending December 31, 2025. As the requirements of this ASU relate to disclosure only, the Company does not anticipate that the adoption of this ASU will have a significant impact on its consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, “Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses.” This ASU requires public business entities to disclose specified information about certain costs and expenses, including but not limited to purchases of inventory, employee compensation, depreciation, and intangible asset amortization, in a tabular format within the notes to their financial statements, as well as provide additional disclosures related to certain other specified expenses. The ASU may be applied on either a prospective or retrospective basis, and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the ASU to determine its impact on the Company’s disclosures.

1.Nature of Operations, Background, and Basis of Presentation

Xcel Brands, Inc. (“Xcel” and, together with its subsidiaries, the “Company”) is a media and consumer products company engaged in the design, licensing, marketing, live streaming, and social commerce sales of branded apparel, footwear, accessories, fine jewelry, home goods and other consumer products, and the acquisition of dynamic consumer lifestyle brands.

As of December 31, 2024, the Company’s brand portfolio consisted of the Halston brands (the “Halston Brand”), the Judith Ripka brands (the “Ripka Brand”), the C Wonder brands (the “C Wonder Brand”), the TowerHill by Christie Brinkley brand (the “CB Brand”), the LB70 by Lloyd Boston brand (the ‘LB70 Brand”), the Longaberger brand (the “Longaberger Brand”), the Isaac Mizrahi brands (the “Isaac Mizrahi Brand”), and other proprietary brands.

●	The Halston Brand, Ripka Brand, and C Wonder Brand are wholly owned by the Company.
●	The CB Brand is a co-branded collaboration between Xcel and Christie Brinkley that launched in May 2024. The LB Brand is a co-branded collaboration between Xcel and Lloyd Boston that launched in August 2024.
●	The Company manages the Longaberger Brand through its 50% ownership interest in Longaberger Licensing, LLC; the Company consolidates Longaberger Licensing, LLC and recognizes noncontrolling interest for the remaining ownership interest held by a third party (see Note 3 for additional details).
●	The Company holds a noncontrolling interest in the Isaac Mizrahi Brand through a 30% ownership interest in IM Topco, LLC (“IM Topco”); the Company accounts for its interest in IM Topco, LLC using the equity method of accounting (see Note 3 for additional details).

The Company’s brand portfolio also included the LOGO by Lori Goldstein brand (the “Lori Goldstein Brand”) as a wholly owned brand from April 1, 2021 through June 30, 2024; the Lori Goldstein Brand was divested on June 30, 2024 (see Note 3 for additional details).

The Company also owns a noncontrolling equity ownership interest in ORME Live Inc. (“ORME”), a short-form video and social commerce marketplace that launched in April 2024.

The Company primarily generates revenue through the licensing of its brands through contractual arrangements with manufacturers and retailers. The Company, through its licensees, distributes through an omni-channel and social commerce sales strategy, which includes the promotion and sale of products under its brands through interactive television, digital live-stream shopping, social commerce, traditional brick-and-mortar retailers, and e-commerce channels, to be everywhere its customers shop.

Prior to and for a portion of 2023, the Company also engaged in certain wholesale and direct-to-consumer sales of products under its brands. The Company’s former wholesale and direct-to-consumer operations are presented as “Net sales” and “Cost of goods sold” in the Consolidated Statements of Operations, separately from the Company’s licensing revenues. The only net sales and cost of goods sold recognized for the year ended December 31, 2024 were (i) the final sale of certain residual jewelry inventories and (ii) the sale of all remaining inventory related to the Longaberger Brand. As of December 31, 2024, the Company has no remaining inventory.

Going Concern

The consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As of December 31, 2024, the Company has incurred recurring losses, a history of cash flows used in operating activities, and an accumulated deficit. While the Company has undertaken significant restructuring efforts during 2023 and 2024, including divesting an unprofitable brand during 2024, reducing overhead costs, raising capital, and securing debt financing, management has determined that, absent additional funding, there is substantial doubt about the Company’s ability to meet its financial obligations as they become due within twelve months from the date these financial statements are issued.

Subsequent to year-end, the Company restructured its outstanding debt and received net proceeds from financing activities. However, these proceeds may still be insufficient to fully address the Company’s liquidity needs. Management is actively pursuing an equity offering to secure additional capital; however, there can be no assurance that such efforts will be successful or that sufficient funds will be obtained to meet the Company’s obligations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Management intends to continue exploring strategic financing alternatives and operational efficiencies to improve liquidity. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.